Significant accounting policies: (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Office and other equipment
Depreciation, depletion and amortization	$ 2,099,047	$ 691,853	$ 7,790,112	$ 4,410,420
Oil and Gas Properties
Discount rate (as a percent)			10.00%
Impairment charge	0	0	0	0
Gain or loss on sales of proved and unproved properties			0
Depletion of producing oil and gas properties			7,786,503	3,244,887
Oil and gas revenues
Maximum period for collection of revenues (in days)			60 days
Minimum period for settlement of accounts receivable (in days)			30 days
Maximum period for settlement of accounts receivable (in days)			60 days
Earnings (loss) per common share
Income available to common shareholders - basic earnings per share, Income (Numerator)	(989,555)	(4,882,444)	7,704,135	(6,851,518)
Income available to common shareholders - basic earnings per share, Shares (Denominator)	77,505,908	77,431,832	77,485,846	77,263,381
Income available to common shareholders - basic earnings per share, Per-Share Amount			$ 0.10	$ (0.09)
Effect of dilutive securities
Warrants			15,890,011
Income available to common shareholders - diluted earnings per share, Income (Numerator)			7,704,135	(6,851,518)
Income available to common shareholders - diluted earnings per share, Shares (Denominator)			93,175,857	77,263,381
Income available to common shareholders - diluted earnings per share, Per-Share Amount			$ 0.08	$ (0.09)
Office and other equipment
Office and other equipment
Depreciation, depletion and amortization			$ 3,609	$ 3,372
Office and other equipment | Minimum
Office and other equipment
Estimated useful life			5 years
Office and other equipment | Maximum
Office and other equipment
Estimated useful life			7 years